Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Schedule of property and equipment, net

	As of
	December 31,	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Computer and transmission equipment	21,552,895	22,107,077	3,388,058
Furniture and office equipment	3,732,638	3,663,257	561,419
Leasehold improvements	20,842,929	21,682,197	3,322,942
Motor vehicles	816,103	816,103	125,073
Total property and equipment	46,944,565	48,268,634	7,397,492
Accumulated depreciation	(26,805,614)	(37,132,035)	(5,690,734)
Property and equipment, net	20,138,951	11,136,599	1,706,758